United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Quarter ended 01/31/16

Item 1. Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—90.5%
		Aerospace/Defense—0.9%
$2,475,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$2,326,253
8,030,000		TransDigm, Inc., 5.50%, 10/15/2020	7,929,625
4,725,000		TransDigm, Inc., 7.50%, 7/15/2021	4,843,125
5,450,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	5,368,250
9,550,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	9,382,875
5,275,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	5,110,156
		TOTAL	34,960,284
		Automotive—3.7%
13,300,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	13,699,000
9,900,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	9,924,750
4,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,284,125
1,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	1,969,500
20,525,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	15,239,812
6,150,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	6,319,125
10,725,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	8,848,125
7,275,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	7,529,625
9,300,000		Lear Corp., 4.75%, 1/15/2023	9,439,500
6,725,000		Lear Corp., 5.25%, 1/15/2025	7,019,219
600,000		Lear Corp., 5.375%, 3/15/2024	621,000
12,075,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	11,712,750
6,550,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	5,911,375
4,675,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	4,698,375
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	784,688
15,025,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	15,776,250
5,790,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	5,963,700
8,100,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	7,897,500
1,650,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	1,678,875
12,850,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	3,662,250
1,225,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	1,183,656
8,025,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	7,553,531
		TOTAL	152,716,731
		Building Materials—2.5%
2,575,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	2,665,125
4,200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,389,000
10,450,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	10,711,250
2,125,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	2,172,813
5,675,000	[1,2]	Anixter, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	5,575,688
3,625,000	[1,2]	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/1/2023	3,751,875
4,650,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	4,777,875
2,900,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	2,798,500
5,950,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	6,143,375
5,625,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	5,878,125
4,425,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	4,557,750
10,025,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	10,476,125
10,900,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	11,308,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$14,675,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	$15,151,937
2,050,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	2,121,750
8,450,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	8,566,187
1,550,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	1,627,500
		TOTAL	102,673,625
		Cable Satellite—6.7%
1,525,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	1,540,250
12,875,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	11,845,000
1,600,000		CCO Holdings LLC/Cap Corp., 5.25%, 3/15/2021	1,660,000
9,325,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	9,557,099
5,550,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	5,508,375
2,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	2,073,750
10,850,000	[1,2]	CCOH Safari LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 2/15/2026	10,821,519
3,750,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	3,103,125
3,700,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	3,360,155
12,150,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	11,034,022
9,375,000		Charter Communications Holdings II, 5.125%, 2/15/2023	9,375,000
8,725,000		Charter Communications Holdings II, 5.75%, 1/15/2024	8,997,656
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	928,594
7,700,000		DISH DBS Corp., 5.00%, 3/15/2023	6,718,250
12,050,000		DISH DBS Corp., 5.875%, 7/15/2022	11,372,187
12,025,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	10,732,313
4,575,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	2,013,000
11,925,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	4,978,688
17,600,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	11,484,000
1,275,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	1,102,875
19,025,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	15,267,562
2,200,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	1,908,500
9,150,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	9,699,000
18,350,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	19,494,581
7,375,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	7,669,078
19,450,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	19,133,937
7,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,796,250
8,475,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	8,538,563
2,625,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	2,628,281
7,450,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	7,817,509
13,925,000	[1,2]	Unitymedia KabelBW Gmbh, Series 144A, 6.125%, 1/15/2025	14,188,879
16,175,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	16,053,687
10,125,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	10,416,094
1,800,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,786,500
3,450,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	3,178,313
		TOTAL	273,782,592
		Chemicals—2.2%
8,850,000		Ashland, Inc., 4.75%, 8/15/2022	8,451,750
7,025,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	6,831,813
8,775,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	9,235,687
7,700,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	6,737,500
5,325,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	4,153,500
15,375,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	10,531,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$9,975,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	$8,902,687
10,050,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	8,693,250
1,700,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	1,593,750
21,825,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	17,241,750
2,425,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	2,443,188
5,225,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	5,218,469
		TOTAL	90,035,219
		Construction Machinery—0.6%
554,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	580,315
3,375,000		United Rentals, Inc., 4.625%, 7/15/2023	3,299,063
3,725,000		United Rentals, Inc., 5.75%, 11/15/2024	3,454,937
750,000		United Rentals, Inc., 7.625%, 4/15/2022	774,375
12,800,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	11,488,000
4,475,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	4,329,562
		TOTAL	23,926,252
		Consumer Cyclical Services—0.9%
9,550,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	7,592,250
6,300,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	5,008,500
17,400,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	16,051,500
3,225,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	3,269,344
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,460,875
4,050,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	4,009,500
		TOTAL	37,391,969
		Consumer Products—2.7%
22,675,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	23,355,250
10,650,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	6,895,875
16,425,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	15,028,875
13,625,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	13,284,375
3,250,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	3,388,125
18,400,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	18,032,000
8,175,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	8,542,875
8,350,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	8,600,500
10,400,000		Springs Industries, Inc., 6.25%, 6/1/2021	10,296,000
4,450,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	4,550,125
		TOTAL	111,974,000
		Diversified Manufacturing—1.5%
6,300,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	6,237,000
15,600,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	15,892,500
11,800,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	8,732,000
10,650,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	7,348,500
8,300,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	7,387,000
2,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	2,103,750
15,475,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	14,546,500
		TOTAL	62,247,250
		Financial Institutions—3.6%
2,200,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, 4.625%, 10/30/2020	2,172,500
8,450,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	8,302,125
3,700,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	3,598,250
6,100,000		Ally Financial, Inc., 4.75%, 9/10/2018	6,180,032

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$3,600,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	$3,744,000
9,500,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	9,500,000
2,825,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	2,764,969
7,100,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	6,940,250
4,975,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	4,906,594
1,150,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	1,135,625
5,150,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	5,047,000
1,950,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	1,954,875
3,600,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	3,663,000
2,825,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	2,994,500
2,450,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	2,537,269
1,050,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	1,089,375
6,050,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	6,061,344
2,525,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/15/2022	2,559,782
22,600,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	19,888,000
9,075,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	7,668,375
1,525,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	1,563,125
8,250,000		International Lease Finance Corp., 4.625%, 4/15/2021	8,146,875
10,050,000		International Lease Finance Corp., 5.875%, 8/15/2022	10,401,750
2,850,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,985,375
2,875,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	3,000,781
22,150,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	20,848,687
		TOTAL	149,654,458
		Food & Beverage—3.5%
24,400,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	20,130,000
14,350,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	14,915,390
4,100,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	4,243,500
4,800,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2025	4,968,000
7,950,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	8,208,375
15,725,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	15,779,094
3,250,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2024	3,371,875
4,400,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	4,697,000
16,725,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	18,021,187
10,850,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	11,499,373
2,550,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	2,594,625
2,550,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	2,550,000
2,500,000	[1,2]	TreeHouse Foods, Inc., Series 144A, 6.00%, 2/15/2024	2,578,125
30,700,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	30,623,250
		TOTAL	144,179,794
		Gaming—3.5%
4,675,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	4,780,188
925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	966,625
11,175,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	11,398,500
8,325,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	5,827,500
5,425,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/2020	5,330,062
5,075,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	4,884,688
14,375,000		MGM Mirage, Inc., 7.75%, 3/15/2022	15,291,406
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,479,000
3,225,000		MGM Resorts International, 5.25%, 3/31/2020	3,216,938

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$3,175,000		MGM Resorts International, 6.00%, 3/15/2023	$3,173,016
10,075,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	9,949,062
15,875,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	15,438,437
8,750,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	9,318,750
6,725,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	7,363,875
6,568,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	6,814,300
19,200,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	19,344,000
1,555,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	1,578,325
13,950,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	14,438,250
		TOTAL	145,592,922
		Health Care—10.2%
14,800,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	13,098,000
2,250,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 11/30/2020	2,289,375
13,600,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	13,717,300
27,875,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	25,467,297
5,450,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	5,436,375
3,750,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	3,698,438
5,825,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	5,868,688
6,975,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	7,288,875
9,475,000		Emdeon, Inc., 11.00%, 12/31/2019	9,889,531
6,875,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	6,377,422
16,525,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	16,318,437
1,750,000		HCA, Inc., 4.75%, 5/1/2023	1,758,750
12,200,000		HCA, Inc., 5.00%, 3/15/2024	12,383,000
9,150,000		HCA, Inc., 5.875%, 2/15/2026	9,355,875
8,700,000		HCA, Inc., 5.875%, 5/1/2023	9,113,250
2,575,000		HCA, Inc., 6.25%, 2/15/2021	2,729,500
4,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	4,837,500
6,375,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	7,044,375
22,550,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	22,831,875
16,400,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	18,286,000
14,800,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	15,207,000
3,375,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	3,455,156
3,450,000	[1,2]	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 7/15/2022	3,583,688
13,475,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	12,700,187
7,675,000		LifePoint Health, Inc., 5.875%, 12/1/2023	7,982,000
9,975,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	10,149,563
2,550,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	2,620,125
28,225,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	28,330,844
33,325,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	22,411,062
19,725,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	18,911,344
14,175,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	13,749,750
11,725,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	12,281,938
5,026,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	5,051,130
17,475,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	17,649,750
9,125,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	9,045,156
7,925,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	7,806,125
16,450,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	15,195,687

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$13,625,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	$13,420,625
		TOTAL	417,340,993
		Independent Energy—3.5%
5,825,000		Antero Resources Corp., 6.00%, 12/1/2020	5,126,000
6,750,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	5,720,625
4,000,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	3,340,000
3,750,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	3,196,875
9,400,000		Approach Resources, Inc., 7.00%, 6/15/2021	1,927,000
3,850,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	644,875
15,000,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	2,887,500
3,375,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	2,396,250
10,250,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	8,020,625
4,700,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	916,500
3,550,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	967,375
2,425,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	654,750
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	947,375
3,800,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	1,026,000
575,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	511,750
2,925,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	2,617,875
3,600,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	1,278,000
1,950,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	692,250
7,925,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	3,407,750
6,075,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	379,688
1,400,000		Energy XXI Gulf Coast, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2024	84,000
2,450,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,972,250
9,325,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	8,252,625
8,425,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	5,339,344
4,450,000		Laredo Petroleum, 5.625%, 1/15/2022	3,181,750
2,650,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,921,250
3,950,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	2,952,625
10,075,000		Legacy Reserves, 6.625%, 12/1/2021	1,964,625
4,075,000		Linn Energy LLC, 6.50%, 5/15/2019	570,500
2,800,000		Linn Energy LLC, 6.50%, 9/15/2021	322,000
75,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	9,375
4,900,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	637,000
3,375,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	523,125
6,225,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	5,244,562
4,250,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	2,470,312
9,975,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	5,797,969
3,775,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,170,625
8,500,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	4,972,500
3,600,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,178,000
2,650,000		PDC Energy, Inc., 7.75%, 10/15/2022	2,530,750
5,750,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	5,146,250
1,875,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	1,678,125
1,250,000		Range Resources Corp., 5.00%, 8/15/2022	978,125
2,800,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	2,198,000
8,439,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	6,867,236
9,800,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	7,472,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$2,575,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	$1,989,188
4,950,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	2,697,750
3,525,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	1,903,500
1,900,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	1,106,750
1,050,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 11/15/2021	616,560
6,025,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	52,719
1,425,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	11,578
5,650,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	31,781
7,175,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	1,937,250
3,225,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	2,039,812
14,700,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	9,261,000
		TOTAL	145,742,374
		Industrial - Other—1.7%
3,375,000		Anixter International, Inc., 5.125%, 10/1/2021	3,303,281
4,050,000		Anixter International, Inc., 5.625%, 5/1/2019	4,176,563
11,225,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	10,130,562
10,775,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	10,344,000
10,300,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	9,733,500
13,675,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	11,487,000
14,100,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	13,994,250
10,325,000	[1]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	8,363,250
		TOTAL	71,532,406
		Leisure—0.5%
1,050,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,081,500
300,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	305,250
6,375,000		Cinemark USA, Inc., 5.125%, 12/15/2022	6,430,781
1,200,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	1,255,500
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
7,650,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	7,410,937
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,666,500
1,075,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	1,104,563
		TOTAL	19,255,031
		Lodging—0.2%
4,850,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	5,019,750
2,650,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	2,653,313
		TOTAL	7,673,063
		Media Entertainment—6.3%
2,375,000		AMC Networks, Inc., 7.75%, 7/15/2021	2,529,375
4,775,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	4,769,031
3,800,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	3,899,750
6,375,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	6,542,344
5,100,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	5,202,000
13,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	8,792,937
7,525,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	7,449,750
2,075,000		Clear Channel Worldwide, 6.50%, 11/15/2022	1,854,531
20,450,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	19,018,500
5,950,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	2,327,938
13,075,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	12,748,125
6,225,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	6,380,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$8,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	$9,094,500
4,425,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	4,458,188
13,600,000		Gray Television, Inc., 7.50%, 10/1/2020	14,076,000
2,950,000		Lamar Media Corp., 5.00%, 5/1/2023	2,964,750
3,350,000		Lamar Media Corp., 5.875%, 2/1/2022	3,496,563
1,550,000	[1,2]	Lamar Media Corp., Sr. Secd. Note, Series 144A, 5.75%, 2/1/2026	1,600,375
4,750,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	4,868,750
8,625,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	8,711,250
1,475,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	1,546,906
15,950,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 12/15/2022	16,029,750
10,375,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	9,882,187
18,575,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	18,807,187
5,650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,826,563
8,725,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	7,841,594
9,325,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	7,413,375
16,625,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	16,334,062
75,000		Sinclair Television Group, Sr. Unsecd. Note, 6.125%, 10/1/2022	77,813
3,500,000		Sinclair Television Group, Sr. Unsecd. Note, 6.375%, 11/1/2021	3,622,500
13,800,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	14,041,500
2,575,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	2,266,000
9,250,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	8,614,062
14,525,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	14,525,000
		TOTAL	257,613,781
		Metals & Mining—0.6%
13,175,000		ArcelorMittal SA, 6.125%, 6/1/2025	9,617,750
2,450,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	2,296,875
1,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	1,665,313
6,125,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	5,543,125
3,975,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	3,865,687
5,325,000	[1]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	2,050,125
		TOTAL	25,038,875
		Midstream—5.4%
7,925,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,031,876
3,625,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	2,722,962
700,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	520,625
8,275,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	6,226,938
6,325,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	3,842,438
9,050,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	5,543,125
4,825,000		Energy Transfer Equity LP, 5.50%, 6/1/2027	3,437,813
20,825,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	16,295,562
9,025,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	7,987,125
4,600,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	3,519,000
7,675,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	6,092,031
8,500,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	6,736,250
8,025,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	7,663,875
4,425,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	2,826,469
16,350,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	15,061,080
3,050,000	[1,2]	MPLX LP, Series 144A, 4.50%, 7/15/2023	2,396,147
12,850,000	[1,2]	MPLX LP, Series 144A, 4.875%, 12/1/2024	10,048,726

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$5,825,000	[1,2]	MPLX LP, Series 144A, 4.875%, 6/1/2025	$4,558,872
6,675,000		Regency Energy Partners LP, 4.50%, 11/1/2023	5,348,991
2,475,000		Regency Energy Partners LP, 5.00%, 10/1/2022	2,082,745
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,390,125
2,975,000		Regency Energy Partners LP, 5.875%, 3/1/2022	2,727,429
8,200,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 11/15/2023	4,469,000
12,175,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	7,365,875
15,475,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	14,237,000
6,000,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	5,182,500
3,300,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	2,912,250
12,425,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	11,508,656
11,625,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	9,794,062
2,122,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,090,170
5,575,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	4,683,000
9,900,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	6,286,500
1,075,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	790,125
3,875,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	2,848,125
6,425,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	5,011,500
1,700,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	1,595,875
8,946,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	8,364,510
3,125,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	2,843,750
550,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	513,563
1,350,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	1,228,500
9,425,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	8,623,875
		TOTAL	223,409,040
		Oil Field Services—0.1%
6,350,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	2,413,000
		Packaging—5.8%
11,075,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,130,375
3,100,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.512%, 12/15/2019	2,972,125
2,150,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,090,875
6,700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	6,381,750
1,023,529	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	974,912
6,500,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	5,898,750
1,700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	1,714,875
7,075,000		Ball Corp., 4.00%, 11/15/2023	6,827,375
2,100,000		Ball Corp., 4.375%, 12/15/2020	2,177,438
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,898,000
13,750,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	14,214,062
10,550,000		Berry Plastics Corp., 5.125%, 7/15/2023	10,297,855
20,450,000		Berry Plastics Corp., 5.50%, 5/15/2022	20,424,437
5,025,000	[1,2]	Berry Plastics Corp., Series 144A, 6.00%, 10/15/2022	5,150,625
18,325,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	15,209,750
11,075,000		Crown Americas LLC, 4.50%, 1/15/2023	11,019,625
750,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	776,250
9,450,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	9,591,750
14,200,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	14,164,500
1,575,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	1,517,906
9,850,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	9,222,062

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$2,725,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	$2,679,016
4,250,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	4,194,219
12,275,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	12,321,031
22,100,000		Reynolds Group, 8.25%, 2/15/2021	20,718,750
4,350,000		Reynolds Group, 9.875%, 8/15/2019	4,257,563
1,100,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	962,500
8,125,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	8,211,288
2,100,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,136,750
4,050,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	4,070,250
7,000,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	7,157,500
19,725,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	16,470,375
		TOTAL	236,834,539
		Paper—0.4%
2,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,387,500
12,125,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	11,700,625
1,575,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	1,578,938
		TOTAL	15,667,063
		Pharmaceuticals—3.5%
2,975,000	[1,2]	AMAG Pharmaceutical, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 9/1/2023	2,714,688
4,700,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	4,688,250
12,075,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	11,985,887
9,625,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	9,721,250
15,775,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	16,092,077
31,375,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	30,982,812
3,525,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	3,388,406
11,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	9,597,500
7,475,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	6,690,125
5,050,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	4,759,625
4,550,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	4,220,125
5,650,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	5,621,750
3,950,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	3,535,250
11,350,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	10,215,000
22,575,000	[1,2]	Vrx Escrow Corp., Series 144A, 6.125%, 4/15/2025	20,345,719
		TOTAL	144,558,464
		Refining—0.3%
6,475,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	6,313,125
8,500,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	8,032,500
		TOTAL	14,345,625
		Restaurants—1.0%
6,725,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	6,775,438
21,200,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	22,034,750
8,750,000		NPC INTL/OPER CO A&B, Inc., 10.50%, 1/15/2020	9,023,437
2,275,000		Yum! Brands, Inc., 3.875%, 11/1/2023	1,987,781
		TOTAL	39,821,406
		Retailers—2.4%
23,800,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	24,038,000
3,950,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	4,182,062
6,475,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	4,111,625
1,500,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,215,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$3,125,000		Limited Brands, Inc., 5.625%, 10/15/2023	$3,335,937
5,625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	6,052,500
15,650,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	16,158,625
1,075,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	819,688
9,850,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	6,304,000
13,875,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	14,153,194
12,850,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	13,604,937
2,175,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.625%, 12/1/2025	2,256,563
2,825,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	2,962,719
625,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	643,750
		TOTAL	99,838,600
		Technology—9.6%
9,325,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	5,828,125
4,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	2,500,000
17,925,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	11,046,281
7,450,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	6,183,500
16,300,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	16,544,500
8,075,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	4,633,031
6,400,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	6,752,000
15,850,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	16,533,452
4,900,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	4,777,500
6,950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	6,715,438
7,300,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	7,473,375
13,550,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	12,650,619
11,650,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	11,912,125
37,925,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	37,830,187
7,775,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	7,872,188
27,375,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	19,607,344
1,850,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	1,868,500
26,550,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	23,231,250
7,525,000		Iron Mountain, Inc., 5.75%, 8/15/2024	7,459,156
18,025,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	16,222,500
4,125,000		Micron Technology, Inc., Sr. Unsecd. Note, 5.50%, 2/1/2025	3,269,063
3,950,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	3,219,250
7,100,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	5,777,625
8,625,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	9,120,937
8,175,000		NCR Corp., 6.375%, 12/15/2023	8,118,756
3,950,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,737,688
7,650,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	7,296,188
4,175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,117,594
11,925,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	11,954,812
10,350,000	[1,2]	Qorvo, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2025	10,298,250
9,925,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	10,297,187
2,325,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	2,313,375
8,500,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	8,563,750
3,925,000		Seagate HDD Cayman, 4.75%, 6/1/2023	3,378,094
3,950,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.75%, 1/1/2025	3,215,300
3,475,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	3,557,531
5,775,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	5,572,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$6,425,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	$6,569,563
11,425,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	11,553,531
14,775,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	14,941,219
13,300,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	5,120,500
8,125,000		Verisign, Inc., 4.625%, 5/1/2023	7,962,500
16,125,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	16,810,312
		TOTAL	394,406,971
		Transportation - Services—0.5%
12,475,000		HDTFS, Inc., 6.25%, 10/15/2022	12,194,312
2,475,000		Hertz Corp., 5.875%, 10/15/2020	2,444,063
4,675,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	4,686,687
		TOTAL	19,325,062
		Utility - Electric—1.2%
14,825,000		Calpine Corp., 5.75%, 1/15/2025	13,379,562
1,625,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,696,094
3,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,115,750
2,300,000		Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	2,104,500
23,281	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	23,455
15,425,000		NRG Energy, Inc., 6.25%, 5/1/2024	12,378,563
750,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	684,375
5,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	4,807,688
2,425,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,121,875
7,700,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	6,179,250
4,500,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	3,498,750
		TOTAL	49,989,862
		Wireless Communications—4.3%
14,500,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	13,593,750
15,350,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	13,699,875
4,125,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	3,614,531
1,775,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,569,100
14,250,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	11,597,719
3,700,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	3,783,250
425,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	438,813
6,050,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,252,675
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	986,813
9,650,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	10,011,875
8,525,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	8,439,750
6,600,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	6,468,000
25,625,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	17,040,625
13,175,000		Sprint Corp., 7.125%, 6/15/2024	8,959,000
11,150,000		Sprint Corp., 7.875%, 9/15/2023	8,028,000
2,450,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,685,906
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	2,943,250
20,450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	13,854,875
1,200,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,230,000
11,775,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	12,098,812
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,642,063
9,150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	9,207,187
11,200,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	11,368,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$8,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	$8,275,000
		TOTAL	176,788,869
		Wireline Communications—0.7%
6,950,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	7,175,875
5,550,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	5,841,375
10,550,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	10,655,500
2,700,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	2,835,000
2,350,000	[1,2]	Level 3 Financing, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2024	2,379,375
		TOTAL	28,887,125
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,116,821,173)	3,719,617,245
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
31,183	[1,4,6]	Lone Pine Resources Canada Ltd.	0
31,183	[4,6]	Lone Pine Resources, Inc.	42,097
250,000	[1,4,6]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $240,941)	42,097
		INVESTMENT COMPANIES—7.8%[7]
58,485,681		Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[8]	58,485,681
45,254,433		High Yield Bond Portfolio	259,307,899
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $333,849,566)	317,793,580
		TOTAL INVESTMENTS—98.3% (IDENTIFIED COST $4,450,911,680)[9]	4,037,452,922
		OTHER ASSETS AND LIABILITIES - NET—1.7%[10]	71,719,141
		TOTAL NET ASSETS—100%	$4,109,172,063
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $1,887,384,554, which represented 45.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $1,876,947,724, which represented 45.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$19,711	$23,455
Hard Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006 – 1/2/2008	$147,625	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1/31/2013 – 9/8/2015	$10,475,250	$8,363,250
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	4/11/2014 – 4/15/2014	$5,299,375	$2,050,125
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.

7	Affiliated holdings.
8	7-day net yield.
9	At January 31, 2016, the cost of investments for federal tax purposes was $4,457,916,155. The net unrealized depreciation of investments for federal tax purposes was $420,463,233. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,916,825 and net unrealized depreciation from investments for those securities having an excess of cost over value of $447,380,058.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Investment Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$3,719,617,245	$0	$3,719,617,245
Equity Securities:
Common Stocks
International	—	—	42,097	42,097
Investment Companies[1]	58,485,681	259,307,899	—	317,793,580
TOTAL SECURITIES	$58,485,681	$3,978,925,144	$42,097	$4,037,452,922
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the NAV is not publicly available.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016